================================================================================
                                THE RESERVE FUNDS
                          RESERVE INSTITUTIONAL TRUST:
     PRIMARY INSTITUTIONAL, U.S. GOVERNMENT INSTITUTIONAL AND U.S. TREASURY
                    INSTITUTIONAL AND INTERSTATE TAX-EXEMPT
                               INSTITUTIONAL FUNDS

                        SUPPLEMENT DATED OCTOBER 4, 2000
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2000
================================================================================

The paragraph describing the fees paid to the not "Interested Trustees" appearing on page 10 of the Statement of Additional Information under the Section Heading, "Management of the Trust" contains a typographical error. It should properly read:

           As of June 1, 2000, the members of the Board of Trustees who are not "Interested Trustees" will be paid a stipend of $3,500 for each joint Board meeting they attend in person, a stipend of $1,000 for each joint telephonic meeting they participate in, and an annual fee of $24,000 for service to all of the trusts in the complex.